FOREIGN CURRENCY TRANSLATION (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Foreign currency translation on
Property, plant and equipment, at fair value		$ 49	$ (1,592)	$ 520
Borrowings		(133)	607	(288)
Deferred income tax liabilities and assets		(32)	180	(88)
Other assets and liabilities		25	(39)	52
Foreign currency translation, net	[1]	$ (91)	$ (844)	$ 196

[1]	As adjusted to reflect the historical financial statements of TerraForm Power Inc. acquired on July 31, 2020 from Brookfield (Note 1(c)).